Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Results of Operations (Unaudited) [Abstract]
Total interest income	$ 5,156	$ 5,049	$ 5,077	$ 5,187	$ 4,651	$ 4,282	$ 4,220	$ 4,226	$ 20,469	$ 17,379	$ 16,932
Total interest expense	603	561	546	558	502	479	496	565	2,268	2,042	2,598
Net interest income	4,553	4,488	4,531	4,629	4,149	3,803	3,724	3,661	18,201	15,337	14,334
Provision for loan losses	100	132	113	121	200	140	112	50	466	502	357
Securities gains	84	6	128		10	19	1	(17)
Other income	1,239	1,565	1,217	1,179	1,171	1,175	1,129	1,017	5,418	4,505	4,334
Merger and acquisition expense	(25)		314	58	1,595	153	48	10	347	1,806
Other expense	4,247	4,330	4,172	4,082	3,677	3,549	3,573	3,594	17,178	16,199	13,570
Income before income taxes	1,554	1,597	1,277	1,547	(142)	1,155	1,121	1,007	5,975	3,141	4,741
Provision for income taxes	252	150	162	255	(266)	146	120	83	819	83	525
Net income	$ 1,302	$ 1,447	$ 1,115	$ 1,292	$ 124	$ 1,009	$ 1,001	$ 924	$ 5,156	$ 3,058	$ 4,216
Basic earnings per share	$ 0.27	$ 0.30	$ 0.23	$ 0.27	$ 0.02	$ 0.24	$ 0.24	$ 0.22	$ 1.07	$ 0.72	$ 1.01
Diluted earnings per share	0.27	0.30	0.23	0.27	0.02	0.24	0.24	0.22	1.07	0.72	1.01
Per-share data: Cash dividends	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88